SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flow Statement [Abstract]
Accounts and other receivable	$ 70	$ (101)
Inventory	(7)	(5)
Other assets	(53)	(111)
Accounts payable and other	(30)	120
Changes in non-cash working capital, net	$ (20)	$ (97)